Prepaid Expenses and Other Prepaid for Events - Schedule of Other Prepaid for Event (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Other Prepaid for Event [Abstract]
Prepaid for soccer games	$ 7,200,023	$ 7,500,023